UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number

811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

4020 South 147th Street Omaha, Nebraska             68137

(Address of principal executive offices)

(Zip code)

Emile Molineaux, Gemini Fund Services, LLC.

450 Wireless Blvd., Hauppauge, NY 11788

              (Name and address of agent for service)

Registrant’s telephone number, including area code:

631-470-2616

Date of fiscal year end:

4/30

Date of reporting period: 4/30/10

Item 1.  Reports to Stockholders.

The Collar Fund

Annual Report

April 30, 2010

Investor Information: 1-888-5-COLLAR (1-888-526-5527)

This report and the financial statements contained herein are submitted for the general information of shareholders and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.  Nothing herein contained is to be considered an offer of sale or solicitation of an offer to buy shares of The Collar Fund.  Such offering is made only by prospectus, which includes details as to offering price and other material information.

Distributed by Northern Lights Distributors, LLC

Member FINRA

Dear Fellow Shareholders:

The Collar FundTM’s (COLLX) Net Asset Value fluctuated between $10.20 and $10.64 from October 31, 2009 through April 30, 2010, closing at $10.51 at the end of April.  As the overall market rose during this period, the fund was on average 75% to 80% invested in stocks, each with a collar.  As of April 30th, the two largest sector weights were Material stocks (20.6% of total portfolio assets) and Information Technology stocks (13.8%).  Although both the Materials and Information Technology sectors were among the top five sectors four out of the past six months, the fund’s positive performance was also derived from our diversification among other sectors.  COLLX held 21.5% in cash or money market funds at of the end of April.  In addition to setting risk and reward targets for the equity collars, management uses cash as a tool to dampen the risk of the portfolio.

Fund assets grew sharply during the period, from $9 million on October 31st to $28.5 million on April 30th.  Approximately $6 million of the assets transitioned from the firm’s separate account business into the fund.  As of the end of period, COLLX owned 88 stocks, each with an equity collar.  Currently each collar selected for the portfolio has substantially more upside potential gain than downside risk.

Volatility Returns to the Market

Amid fears of the European Sovereign Debt Crisis, volatility has returned to the markets.  We believe the recurring uncertainty in today’s marketplace punctuates the utility of The Collar FundTM.  The boundaries created by equity collars provide the key benefits of wealth preservation and low volatility while allowing investors to participate in the equities market.

The Collar FundTM is best suited to investors who are willing to accept limitation of gains, in exchange for limiting losses.  Adding COLLX to the investment mix can increase the stability of the portfolio, especially during severe down markets when asset classes tend to be more closely correlated.  The funds correlation to equities is expected to be fairly high, while the beta will likely be less than many equity funds.  We believe this unique combination of high correlation and low volatility put The Collar FundTM in a class of its own.

As investors we strive to strike a delicate balance between participating in equity markets to achieve our financial goals, while mitigating risk where possible.   As we move forward into uncertain market conditions, we believe investors in The Collar FundTM are well positioned.

Best Regards,

Joseph M. Schwab

Elizabeth M. Uhl

Thomas J. Schwab

Co-Portfolio Manager

Co-Portfolio Manager

Co-Portfolio Manager

The Collar Fund

PERFORMANCE OF A $10,000 INVESTMENT (Unaudited)

Since Inception Through April 30, 2010*

Non-Annualized Total Returns as of April 30, 2010

Since Inception*
The Collar Fund	5.10%
S&P 500	30.12%

________________

* Commencement of operations is June 29, 2009.

The S&P 500 is an unmanaged market capitalization-weighted index which is comprised of 500 of the largest U.S. domiciled companies and includes the reinvestment of all dividends.  Investors cannot invest directly in an index or benchmark.

Past performance is not predictive of future results. The investment return and principal value of an investment will fluctuate. An investor’s shares, when redeemed, may be worth more or less than the original cost. Total return is calculated assuming reinvestment of all dividends and distributions.  The Fund’s total gross annual operating expenses, including underlying funds, are 0.95%.  The graph does not reflect the deduction of taxes that a shareholder would have to pay on Fund distributions or the redemption of the fund shares.  For performance information current to the most recent month-end, please call 1-888-5-COLLAR (1-888-526-5527).

Portfolio Composition as of April 30, 2010

Common Stocks	83.66%	Consumer, Cyclical	3.48%
Consumer, Non-cyclical	21.61%	Communications	1.75%
Technology	17.09%	Short-Term Investments	22.50%
Basic Materials	14.21%	Purchased Put Options	5.82%
Energy	10.30%	Call Options Written	-12.02%
Industrial	9.12%	Other Assets Less Liabilities	0.04%
Financial	6.10%	Net Assets	100.00%

	The Collar Fund
	PORTFOLIO OF INVESTMENTS
	April 30, 2010
Shares	Security	Market Value
	COMMON STOCK - 83.66%
	AUTO MANUFACTURERS - 0.50%
3,700	Oshkosh Corp. *	$ 142,894

	BANKS - 3.96%
18,200	Bank of America Corp.	324,506
2,400	Goldman Sachs Group, Inc.	348,480
6,000	Royal Bank of Canada	363,120
3,300	SunTrust Banks, Inc.	97,680
		1,133,786
	BIOTECHNOLOGY - 0.25%
1,300	Dendreon Corp. *	70,486

	CHEMICALS - 6.61%
6,200	Agrium, Inc.	386,942
12,800	Monsanto Co.	807,168
6,300	Mosaic Co.	322,182
3,400	Potash Corp. of Saskatchewan, Inc.	375,700
		1,891,992
	COMPUTERS - 8.85%
2,800	Apple, Inc. *	731,136
6,600	Dell, Inc. *	106,788
3,000	EMC Corp. *	57,030
2,000	NetApp, Inc. *	69,340
11,100	Research In Motion Ltd. *	790,209
18,100	SanDisk Corp. *	722,009
4,000	STEC, Inc. *	55,560
		2,532,072
	DIVERSIFIED FINANCIAL SERVICES - 1.93%
17,500	Knight Capital Group, Inc. - Cl. A *	272,125
13,300	NASDAQ Group, Inc. *	279,300
		551,425
	ELECTRICAL COMPONENTS & EQUIPMENT - 0.32%
3,100	American Superconductor Corp. *	90,458

	ENGINEERING & CONSTRUCTION - 2.94%
16,200	Chicago Bridge & Iron Co. *	379,728
13,200	Foster Wheeler AG *	395,736
2,400	McDermott International, Inc. *	65,784
		841,248
	ENTERTAINMENT - 0.28%
3,800	International Game Technology	80,104

The accompanying notes are an integral part of these financial statements.

	The Collar Fund
	PORTFOLIO OF INVESTMENTS
	April 30, 2010 (Continued)
Shares	Security	Market Value
	FOOD - 5.20%
9,000	General Mills, Inc.	$ 640,620
23,300	Kraft Foods, Inc. - Cl. A	689,680
6,700	Safeway, Inc.	158,120
		1,488,420
	FOREST PRODUCTS & PAPER - 0.19%
2,000	International Paper Co.	53,480

	HEALTHCARE - PRODUCTS - 0.63%
10,000	Hologic, Inc. *	178,700

	HEALTHCARE - SERVICES - 1.67%
1,500	Aetna, Inc.	44,325
1,900	CIGNA Corp.	60,914
12,300	UnitedHealth Group, Inc.	372,813
		478,052
	HOME FURNISHINGS - 0.27%
2,300	Sony Corp.	78,706

	INTERNET - 3.33%
3,800	Akamai Technologies, Inc. *	147,554
1,500	Amazon.com, Inc. *	205,590
1,700	EBay, Inc. *	40,477
1,000	Google, Inc. - Cl. A *	525,440
2,100	Yahoo!, Inc. *	34,713
		953,774
	IRON/STEEL - 4.28%
7,700	AK Steel Holding Corp.	128,975
5,100	Cliffs Natural Resources, Inc.	318,903
7,700	Steel Dynamics, Inc.	120,967
12,000	United States Steel Corp.	655,920
		1,224,765
	LODGING - 0.91%
10,500	Las Vegas Sands Corp. *	261,030

	MACHINERY - CONSTRUCTION & MINING - 3.17%
6,200	Caterpillar, Inc.	422,158
5,900	Joy Global, Inc.	335,179
5,600	Terex Corp. *	148,512
		905,849
	MACHINERY - DIVERSIFIED - 5.15%
4,000	Cummins, Inc.	288,920
10,600	Deere & Co.	634,092
4,800	Flowserve Corp.	549,984
		1,472,996

The accompanying notes are an integral part of these financial statements.

	The Collar Fund
	PORTFOLIO OF INVESTMENTS
	April 30, 2010 (Continued)
Shares	Security	Market Value
	MINING - 10.46%
13,000	Agnico-Eagle Mines Ltd.	$ 821,080
13,800	Alcoa, Inc.	185,472
25,500	Cameco Corp.	627,555
16,800	Coeur d'Alene Mines Corp. *	301,056
1,500	Freeport-McMoRan Copper & Gold	113,295
9,800	Goldcorp, Inc.	423,654
5,600	Newmont Mining Corp.	314,048
10,000	Silver Standard Resources, Inc. *	205,100
		2,991,260
	MISCELLANEOUS MANUFACTURING - 0.80%
12,200	General Electric Co.	230,092

	OIL & GAS - 8.97%
3,200	Chesapeake Energy Corp.	76,160
800	ENSCO International, Inc.	37,744
4,200	EOG Resources, Inc.	470,904
7,100	Exxon Mobil Corp.	481,735
11,100	InterOil Corp. *	744,477
3,500	Nabors Industries Ltd. *	75,495
2,400	Southwestern Energy Co. *	95,232
12,200	Suncor Energy, Inc.	416,874
8,100	Valero Energy Corp.	168,399
		2,567,020
	OIL & GAS SERVICES - 0.76%
800	Baker Hughes, Inc.	39,808
5,800	Halliburton Co.	177,770
		217,578
	PHARMACEUTICALS - 3.81%
3,000	AmerisourceBergen Corp.	92,550
12,100	AstraZeneca PLC	535,183
8,700	Bristol-Myers Squibb Co.	220,023
14,500	Pfizer, Inc.	242,440
		1,090,196
	PIPELINES - 0.57%
6,900	Williams Co., Inc.	162,909

	RETAIL - 1.51%
2,300	Home Depot, Inc.	81,075
5,900	J.C. Penney Co., Inc.	172,103
1,500	Urban Outfitters, Inc. *	56,265
2,300	Wal-Mart Stores, Inc.	123,395
		432,838
	SEMICONDUCTORS - 4.52%
1,500	Broadcom Corp.	51,735
13,600	Intel Corp.	310,488
6,200	MEMC Electronic Materials, Inc. *	80,414

The accompanying notes are an integral part of these financial statements.

	The Collar Fund
	PORTFOLIO OF INVESTMENTS
	April 30, 2010 (Continued)
Shares	Security	Market Value
	SEMICONDUCTORS - 4.52% (Continued)
25,600	Rambus, Inc. *	$ 617,728
11,500	Tessera Technologies, Inc. *	233,220
		1,293,585
	SOFTWARE - 1.06%
13,700	Electronic Arts, Inc. *	265,369
1,200	Microsoft Corp.	36,648
		302,017
	TELECOMMUNICATIONS - 0.76%
1,600	Cisco Systems, Inc. *	43,072
3,500	Corning, Inc.	67,375
5,900	Leap Wireless International, Inc. *	108,088
		218,535

	TOTAL COMMON STOCK	23,936,267
	( Cost - $21,495,037)

Contracts	PURCHASED PUT OPTIONS - 5.82%
15	Aetna, Inc.	1,545
	Expiration January 2011, Exercise Price $22.50
12	Agnico-Eagle Mines Ltd.	5,760
	Expiration January 2011, Exercise Price $55.00
118	Agnico-Eagle Mines Ltd.	36,580
	Expiration January 2011, Exercise Price $50.00
14	Agrium, Inc.	630
	Expiration January 2011, Exercise Price $35.00
48	Agrium, Inc.	32,640
	Expiration January 2011, Exercise Price $60.00
21	AK Steel Holding Corp.	7,140
	Expiration January 2011, Exercise Price $17.50
56	AK Steel Holding Corp.	28,000
	Expiration January 2011, Exercise Price $20.00
38	Akamai Technologies, Inc.	114
	Expiration January 2011, Exercise Price $15.00
51	Alcoa, Inc.	2,601
	Expiration January 2011, Exercise Price $10.00
87	Alcoa, Inc.	11,658
	Expiration January 2011, Exercise Price $12.50
15	Amazon.com, Inc.	20,325
	Expiration January 2011, Exercise Price $125.00
31	American Superconductor Corp.	19,840
	Expiration January 2011, Exercise Price $30.00
30	Amerisource Bergen Corp.	150
	Expiration January 2011, Exercise Price $17.50
26	Apple, Inc.	14,820
	Expiration January 2011, Exercise Price $180.00

The accompanying notes are an integral part of these financial statements.

	The Collar Fund
	PORTFOLIO OF INVESTMENTS
	April 30, 2010 (Continued)
Contracts	Security	Market Value
	PURCHASED PUT OPTIONS (Continued) - 5.82%
2	Apple, Inc.	$ 178
	Expiration January 2011, Exercise Price $120.00
121	AstraZeneca PLC	26,015
	Expiration January 2011, Exercise Price $40.00
8	Baker Hughes, Inc.	680
	Expiration January 2011, Exercise Price $30.00
26	Bank of America Corp.	910
	Expiration January 2011, Exercise Price $10.00
156	Bank of America Corp.	21,060
	Expiration January 2011, Exercise Price $15.00
20	Bristol-Myers Squibb Co.	720
	Expiration January 2011, Exercise Price $17.50
67	Bristol-Myers Squibb Co.	4,958
	Expiration January 2011, Exercise Price $20.00
15	Broadcom Corp.	945
	Expiration January 2011, Exercise Price $22.50
255	Cameco Corp.	79,050
	Expiration January 2011, Exercise Price $25.00
62	Caterpiller, Inc.	20,460
	Expiration January 2011, Exercise Prices $55.00
32	Chesapeake Energy Corp.	3,136
	Expiration January 2011, Exercise Price $17.50
45	Chicago Bridge & Iron Co. NV	900
	Expiration January 2011, Exercise Price $12.50
117	Chicago Bridge & Iron Co. NV	10,530
	Expiration January 2011, Exercise Price $17.50
19	CIGNA Corp.	1,520
	Expiration January 2011, Exercise Price $22.50
16	Cisco Systems, Inc.	448
	Expiration January 2011, Exercise Price $17.50
41	Cliffs Natural Resources, Inc.	1,025
	Expiration January 2011, Exercise Price $22.50
10	Cliffs Natural Resources, Inc.	450
	Expiration January 2011, Exercise Price $25.00
50	Coeur d'Alene Mines Corp.	13,750
	Expiration January 2011, Exercise Price $17.50
118	Coeur d'Alene Mines Corp.	51,094
	Expiration January 2011, Exercise Price $20.00
35	Corning, Inc.	2,555
	Expiration January 2011, Exercise Price $15.00
40	Cummins, Inc.	2,800
	Expiration January 2011, Exercise Price $40.00
106	Deere & Company	19,292
	Expiration January 2011, Exercise Prices $45.00

The accompanying notes are an integral part of these financial statements.

	The Collar Fund
	PORTFOLIO OF INVESTMENTS
	April 30, 2010 (Continued)
Contracts	Security	Market Value
	PURCHASED PUT OPTIONS (Continued) - 5.82%
66	Dell, Inc.	$ 3,960
	Expiration January 2011, Exercise Price $12.50
13	Dendreon Corp.	520
	Expiration January 2011, Exercise Price $20.00
17	Ebay, Inc.	544
	Expiration January 2011, Exercise Price $15.00
137	Electronic Arts, Inc.	21,509
	Expiration January 2011, Exercise Price $17.50
30	EMC Corp.	660
	Expiration January 2011, Exercise Price $12.50
8	ENSCO International, Inc.	880
	Expiration January 2011, Exercise Price $30.00
42	EOG Resources, Inc.	16,380
	Expiration January 2011, Exercise Price $85.00
71	Exxon Mobil Corp.	20,235
	Expiration January 2011, Exercise Price $60.00
48	Flowserve Corp.	13,920
	Expiration January 2011, Exercise Price $85.00
132	Foster Wheeler AG	28,380
	Expiration January 2011, Exercise Price $25.00
8	Freeport-McMoRan Copper & Gold	1,792
	Expiration January 2011, Exercise Price $50.00
7	Freeport-McMoRan Copper & Gold	2,275
	Expiration January 2011, Exercise Price $55.00
67	General Electric Co.	2,680
	Expiration January 2011, Exercise Price $12.50
55	General Electric Co.	4,180
	Expiration January 2011, Exercise Price $15.00
49	General Mills, Inc.	11,270
	Expiration January 2011, Exercise Price $65.00
41	General Mills, Inc.	9,430
	Expiration January 2011, Exercise Price $65.00
38	Goldcorp, Inc.	7,600
	Expiration January 2011, Exercise Price $35.00
60	Goldcorp, Inc.	16,200
	Expiration January 2011, Exercise Price $37.50
24	Goldman Sachs Group, Inc.	62,520
	Expiration January 2011, Exercise Price $155.00
10	Google, Inc. - Class A	37,600
	Expiration January 2011, Exercise Price $500.00
15	Halliburton Co.	645
	Expiration January 2011, Exercise Price $17.50
43	Halliburton Co.	5,117
	Expiration January 2011, Exercise Price $22.50

The accompanying notes are an integral part of these financial statements.

	The Collar Fund
	PORTFOLIO OF INVESTMENTS
	April 30, 2010 (Continued)
Contracts	Security	Market Value
	PURCHASED PUT OPTIONS (Continued) - 5.82%
100	Hologic, Inc.	$ 10,500
	Expiration January 2011, Exercise Price $15.00
23	Home Depot, Inc.	851
	Expiration January 2011, Exercise Price $22.50
16	Intel Corp.	512
	Expiration January 2011, Exercise Price $15.00
120	Intel Corp.	7,800
	Expiration January 2011, Exercise Price $17.50
38	International Game Technology	4,370
	Expiration January 2011, Exercise Price $17.50
20	International Paper Co.	300
	Expiration January 2011, Exercise Price $12.50
60	InterOil Corp.	78,000
	Expiration January 2011, Exercise Price $60.00
51	InterOil Corp.	78,540
	Expiration January 2011, Exercise Price $65.00
34	Joy Global, Inc.	5,746
	Expiration January 2011, Exercise Price $35.00
25	Joy Global, Inc.	10,500
	Expiration January 2011, Exercise Price $45.00
175	Knight Capital Group, Inc.	24,500
	Expiration January 2011, Exercise Price $15.00
233	Kraft Foods, Inc.	20,038
	Expiration January 2011, Exercise Price $25.00
84	Las Vegas Sands Corp.	5,964
	Expiration January 2011, Exercise Price $12.50
21	Las Vegas Sands Corp.	2,373
	Expiration January 2011, Exercise Price $15.00
59	Leap Wireless International, Inc.	8,555
	Expiration January 2011, Exercise Price $15.00
24	McDermott International, Inc.	1,440
	Expiration January 2011, Exercise Price $17.50
62	MEMC Electronic Materials, Inc.	18,910
	Expiration January 2011, Exercise Price $15.00
12	Microsoft Corp.	396
	Expiration January 2011, Exercise Price $20.00
61	Monsanto Co.	31,415
	Expiration January 2011, Exercise Price $60.00
16	Monsanto Co.	12,320
	Expiration January 2011, Exercise Price $65.00
33	Monsanto Co.	35,475
	Expiration January 2011, Exercise Price $70.00
18	Monsanto Co.	26,352
	Expiration January 2011, Exercise Price $75.00

The accompanying notes are an integral part of these financial statements.

	The Collar Fund
	PORTFOLIO OF INVESTMENTS
	April 30, 2010 (Continued)
Contracts	Security	Market Value
	PURCHASED PUT OPTIONS (Continued) - 5.82%
7	Mosaic Co.	$ 1,372
	Expiration January 2011, Exercise Price $40.00
56	Mosaic Co.	50,680
	Expiration January 2011, Exercise Price $55.00
35	Nabors Industries Ltd.	2,975
	Expiration January 2011, Exercise Price $15.00
133	NASDAQ OMX Group, Inc.	11,970
	Expiration January 2011, Exercise Price $17.50
20	NetApp, Inc.	300
	Expiration January 2011, Exercise Price $17.50
7	Newmont Mining Corp.	455
	Expiration January 2011, Exercise Price $35.00
9	Newmont Mining Corp.	819
	Expiration January 2011, Exercise Price $37.50
40	Newmont Mining Corp.	9,440
	Expiration January 2011, Exercise Price $45.00
37	Oshkosh Corp.	2,775
	Expiration January 2011, Exercise Price $25.00
59	J.C. Penney, Inc.	25,370
	Expiration January 2011, Exercise Price $30.00
145	Pfizer, Inc.	15,370
	Expiration January 2011, Exercise Price $15.00
13	Potash Corp. of Saskatchewan, Inc.	4,342
	Expiration January 2011, Exercise Price $80.00
21	Potash Corp. of Saskatchewan, Inc.	19,425
	Expiration January 2011, Exercise Price $100.00
92	Rambus, Inc.	10,856
	Expiration January 2011, Exercise Price $15.00
74	Rambus, Inc.	14,134
	Expiration January 2011, Exercise Price $17.50
90	Rambus, Inc.	25,560
	Expiration January 2011, Exercise Price $20.00
15	Research In Motion Ltd.	4,470
	Expiration January 2011, Exercise Price $55.00
24	Research In Motion Ltd.	10,320
	Expiration January 2011, Exercise Price $60.00
57	Research In Motion Ltd.	37,050
	Expiration January 2011, Exercise Price $65.00
15	Research In Motion Ltd.	17,325
	Expiration January 2011, Exercise Price $75.00
60	Royal Bank of Canada	9,300
	Expiration January 2011, Exercise Price $50.00
67	Safeway, Inc.	3,015
	Expiration January 2011, Exercise Price $17.50

The accompanying notes are an integral part of these financial statements.

	The Collar Fund
	PORTFOLIO OF INVESTMENTS
	April 30, 2010 (Continued)
Contracts	Security	Market Value
	PURCHASED PUT OPTIONS (Continued) - 5.82%
20	SanDisk Corp.	$ 320
	Expiration January 2011, Exercise Price $12.50
63	SanDisk Corp.	4,347
	Expiration January 2011, Exercise Price $20.00
98	SanDisk Corp.	13,230
	Expiration January 2011, Exercise Price $25.00
100	Silver Standard Resources, Inc.	28,500
	Expiration January 2011, Exercise Price $20.00
23	Sony Corp.	1,150
	Expiration January 2011, Exercise Price $22.50
24	Southwest Energy Co.	8,880
	Expiration January 2011, Exercise Price $35.00
40	STEC, Inc.	39,400
	Expiration January 2011, Exercise Price $22.50
77	Steel Dynamics, Inc.	15,015
	Expiration January 2011, Exercise Price $15.00
122	Suncor Energy, Inc.	28,914
	Expiration January 2011, Exercise Price $30.00
33	SunTrust Banks, Inc.	2,475
	Expiration January 2011, Exercise Price $17.50
56	Terex Corp.	3,080
	Expiration January 2011, Exercise Price $15.00
100	Tessera Technologies, Inc.	28,500
	Expiration January 2011, Exercise Price $20.00
15	Tessera Technologies, Inc.	6,600
	Expiration January 2011, Exercise Price $22.50
11	United States Steel Corp.	2,541
	Expiration January 2011, Exercise Price $35.00
109	United States Steel Corp.	57,661
	Expiration January 2011, Exercise Price $45.00
15	UnitedHealth Group, Inc.	1,425
	Expiration January 2011, Exercise Price $22.50
108	UnitedHealth Group, Inc.	34,560
	Expiration January 2011, Exercise Price $30.00
15	Urban Outfitters, Inc.	225
	Expiration January 2011, Exercise Price $17.50
55	Valero Energy Corp.	3,850
	Expiration January 2011, Exercise Price $15.00
26	Valero Energy Corp.	3,458
	Expiration January 2011, Exercise Price $17.50
23	Wal-Mart Stores, Inc.	2,530
	Expiration January 2011, Exercise Price $45.00
69	Williams Co., Inc.	1,725
	Expiration January 2011, Exercise Price $15.00

The accompanying notes are an integral part of these financial statements.

	The Collar Fund
	PORTFOLIO OF INVESTMENTS
	April 30, 2010 (Continued)
Contracts	Security	Market Value
	PURCHASED PUT OPTIONS (Continued) - 5.82%
21	Yahoo!, Inc.	$ 945
	Expiration January 2011, Exercise Price $12.50
	TOTAL PURCHASED OPTIONS	1,664,087
	(Cost - $2,915,778)

	SHORT-TERM INVESTMENTS - 22.50%
Shares	MONEY MARKET FUND - 22.50%
6,436,808	HighMark 100% US Treasury Money Market Fund, 0.01% +	6,436,808
	TOTAL SHORT-TERM INVESTMENTS	6,436,808
	( Cost - $6,436,808)
	TOTAL INVESTMENTS - 111.98%
	( Cost - $30,847,623) (a)	32,037,162
	CALL OPTIONS WRITTEN - (12.02) %	(3,438,387)
	OTHER ASSETS LESS LIABILITIES - 0.04%	10,024
	NET ASSETS - 100.00%	$ 28,608,799

* Non-Income producing security
+ Money market fund; interest rate reflects seven-day yield on April 30, 2010.

Contracts	SCHEDULE OF CALL OPTIONS WRITTEN - (12.02)%
15	Aetna, Inc.	$ 5,250
	Expiration January 2011, Exercise Price $30.00
101	Agnico-Eagle Mines Ltd.	110,090
	Expiration January 2011, Exercise Price $60.00
29	Agnico-Eagle Mines Ltd.	24,505
	Expiration January 2011, Exercise Price $65.00
8	Agrium, Inc.	15,360
	Expiration January 2011, Exercise Price $45.00
6	Agrium, Inc.	9,240
	Expiration January 2011, Exercise Price $50.00
48	Agrium, Inc.	17,280
	Expiration January 2011, Exercise Price $75.00
77	AK Steel Holding Corp.	6,545
	Expiration January 2011, Exercise Price $25.00
38	Akamai Technologies, Inc.	72,200
	Expiration January 2011, Exercise Price $20.00
51	Alcoa, Inc.	6,273
	Expiration January 2011, Exercise Price $15.00
87	Alcoa, Inc.	5,220
	Expiration January 2011, Exercise Price $17.50

The accompanying notes are an integral part of these financial statements.

	The Collar Fund
	PORTFOLIO OF INVESTMENTS
	April 30, 2010 (Continued)
Contracts	Security	Market Value
	SCHEDULE OF CALL OPTIONS WRITTEN (Continued)
15	Amazon.com, Inc.	$ 20,880
	Expiration January 2011, Exercise Price $150.00
31	American Superconductor Corp.	7,440
	Expiration January 2011, Exercise Price $40.00
30	AmerisourceBergen Corp.	25,800
	Expiration January 2011, Exercise Price $22.50
2	Apple, Inc.	21,240
	Expiration January 2011, Exercise Price $160.00
26	Apple, Inc.	149,474
	Expiration January 2011, Exercise Price $220.00
121	AstraZeneca PLC	15,125
	Expiration January 2011, Exercise Price $50.00
8	Baker Hughes, Inc.	10,320
	Expiration January 2011, Exercise Price $40.00
26	Bank of America Corp.	10,530
	Expiration January 2011, Exercise Price $15.00
156	Bank of America Corp.	24,024
	Expiration January 2011, Exercise Price $20.00
20	Bristol-Myers Squibb Co.	7,400
	Expiration January 2011, Exercise Price $22.50
67	Bristol-Myers Squibb Co.	13,668
	Expiration January 2011, Exercise Price $25.00
15	Broadcom Corp.	10,200
	Expiration January 2011, Exercise Price $30.00
255	Cameco Corp.	30,600
	Expiration January 2011, Exercise Price $30.00
62	Caterpillar, Inc.	58,900
	Expiration January 2011, Exercise Price $65.00
15	Chesapeake Energy Corp.	5,700
	Expiration January 2011, Exercise Price $22.50
17	Chesapeake Energy Corp.	4,386
	Expiration January 2011, Exercise Price $25.00
45	Chicago Bridge & Iron	31,050
	Expiration January 2011, Exercise Price $17.50
117	Chicago Bridge & Iron	42,120
	Expiration January 2011, Exercise Price $22.50
19	CIGNA Corp.	10,260
	Expiration January 2011, Exercise Price $30.00
16	Cisco Systems, Inc.	6,080
	Expiration January 2011, Exercise Price $25.00
41	Cliffs Natural Resources, Inc.	141,860
	Expiration January 2011, Exercise Price $30.00
10	Cliffs Natural Resources, Inc.	29,620
	Expiration January 2011, Exercise Price $35.00
50	Coeur d'Alene Mines Corp.	9,250
	Expiration January 2011, Exercise Price $22.50

The accompanying notes are an integral part of these financial statements.

	The Collar Fund
	PORTFOLIO OF INVESTMENTS
	April 30, 2010 (Continued)
Contracts	Security	Market Value
	SCHEDULE OF CALL OPTIONS WRITTEN (Continued)
118	Coeur d'Alene Mines Corp.	$ 15,340
	Expiration January 2011, Exercise Price $25.00
35	Corning, Inc.	6,650
	Expiration January 2011, Exercise Price $20.00
40	Cummins, Inc.	95,200
	Expiration January 2011, Exercise Price $50.00
106	Deere & Company	109,074
	Expiration January 2011, Exercise Price $55.00
66	Dell, Inc.	9,768
	Expiration January 2011, Exercise Price $17.50
13	Dendreon Corp.	33,956
	Expiration January 2011, Exercise Price $30.00
17	Ebay, Inc.	9,350
	Expiration January 2011, Exercise Price $20.00
137	Electronic Arts, Inc.	19,180
	Expiration January 2011, Exercise Price $22.50
30	EMC Corp.	8,520
	Expiration January 2011, Exercise Price $17.50
8	ENSCO International, Inc.	7,920
	Expiration January 2011, Exercise Price $40.00
42	EOG Resources, Inc.	88,620
	Expiration January 2011, Exercise Price $100.00
71	Exxon Mobil Corp.	14,768
	Expiration January 2011, Exercise Price $75.00
48	Flowserve Corp.	83,520
	Expiration January 2011, Exercise Price $105.00
132	Foster Wheeler AG	58,080
	Expiration January 2011, Exercise Price $30.00
8	Freeport-McMoRan Copper & Gold	13,200
	Expiration January 2011, Exercise Price $65.00
7	Freeport-McMoRan Copper & Gold	7,700
	Expiration January 2011, Exercise Price $75.00
67	General Electric Co.	18,090
	Expiration January 2011, Exercise Price $17.50
55	General Electric Co.	7,810
	Expiration January 2011, Exercise Price $20.00
49	General Mills, Inc.	12,740
	Expiration January 2011, Exercise Price $75.00
41	General Mills, Inc.	4,920
	Expiration January 2011, Exercise Price $80.00
98	Goldcorp, Inc.	46,746
	Expiration January 2011, Exercise Price $45.00
24	Goldman Sachs Group, Inc.	13,200
	Expiration January 2011, Exercise Price $190.00

The accompanying notes are an integral part of these financial statements.

	The Collar Fund
	PORTFOLIO OF INVESTMENTS
	April 30, 2010 (Continued)
Contracts	Security	Market Value
	SCHEDULE OF CALL OPTIONS WRITTEN (Continued)
10	Google, Inc. - Class A	$ 24,700
	Expiration January 2011, Exercise Price $600.00
15	Halliburton Co.	13,650
	Expiration January 2011, Exercise Price $22.50
43	Halliburton Co.	18,490
	Expiration January 2011, Exercise Price $30.00
100	Hologic, Inc.	15,000
	Expiration January 2011, Exercise Price $20.00
23	Home Depot, Inc.	14,950
	Expiration January 2011, Exercise Price $30.00
16	Intel Corp.	6,000
	Expiration January 2011, Exercise Price $20.00
120	Intel Corp.	27,240
	Expiration January 2011, Exercise Price $22.50
38	International Game Technology	4,370
	Expiration January 2011, Exercise Price $25.00
20	International Paper Co.	19,200
	Expiration January 2011, Exercise Price $17.50
51	InterOil Corp.	64,260
	Expiration January 2011, Exercise Price $80.00
60	InterOil Corp.	93,600
	Expiration January 2011, Exercise Price $70.00
59	J.C. Penney, Inc.	8,850
	Expiration January 2011, Exercise Price $35.00
34	Joy Global, Inc.	53,720
	Expiration January 2011, Exercise Price $45.00
25	Joy Global, Inc.	27,750
	Expiration January 2011, Exercise Price $55.00
175	Knight Capital Group, Inc.	6,125
	Expiration January 2011, Exercise Price $20.00
233	Kraft Foods, Inc.	41,940
	Expiration January 2011, Exercise Price $30.00
84	Las Vegas Sands Corp.	80,220
	Expiration January 2011, Exercise Price $17.50
21	Las Vegas Sands Corp.	16,569
	Expiration January 2011, Exercise Price $20.00
59	Leap Wireless International, Inc.	13,747
	Expiration January 2011, Exercise Price $20.00
24	McDermott International, Inc.	15,120
	Expiration January 2011, Exercise Price $22.50
62	MEMC Electronic Materials, Inc.	3,100
	Expiration January 2011, Exercise Price $20.00
12	Microsoft Corp.	5,316
	Expiration January 2011, Exercise Price $27.50
61	Monsanto Co.	23,180
	Expiration January 2011, Exercise Price $70.00

The accompanying notes are an integral part of these financial statements.

	The Collar Fund
	PORTFOLIO OF INVESTMENTS
	April 30, 2010 (Continued)
Contracts	Security	Market Value
	SCHEDULE OF CALL OPTIONS WRITTEN (Continued)
16	Monsanto Co.	$ 2,448
	Expiration January 2011, Exercise Price $80.00
14	Monsanto Co.	1,442
	Expiration January 2011, Exercise Price $85.00
37	Monsanto Co.	2,109
	Expiration January 2011, Exercise Price $90.00
7	Mosaic Co.	5,705
	Expiration January 2011, Exercise Price $50.00
56	Mosaic Co.	14,280
	Expiration January 2011, Exercise Price $65.00
35	Nabors Industries Ltd.	14,350
	Expiration January 2011, Exercise Price $20.00
133	NASDAQ, Inc.	23,541
	Expiration January 2011, Exercise Price $22.50
20	NetApp, Inc.	21,000
	Expiration January 2011, Exercise Price $25.00
7	Newmont Mining Corp.	8,050
	Expiration January 2011, Exercise Price $47.50
9	Newmont Mining Corp.	9,360
	Expiration January 2011, Exercise Price $50.00
40	Newmont Mining Corp.	30,200
	Expiration January 2011, Exercise Price $55.00
37	Oshkosh Corp.	38,110
	Expiration January 2011, Exercise Price $30.00
145	Pfizer, Inc.	5,800
	Expiration January 2011, Exercise Price $20.00
12	Potash Corp. of Saskatchewan, Inc.	21,300
	Expiration January 2011, Exercise Price $105.00
1	Potash Corp. of Saskatchewan, Inc.	1,610
	Expiration January 2011, Exercise Price $110.00
21	Potash Corp. of Saskatchewan, Inc.	23,310
	Expiration January 2011, Exercise Price $120.00
54	Rambus, Inc.	40,014
	Expiration January 2011, Exercise Price $20.00
112	Rambus, Inc.	64,960
	Expiration January 2011, Exercise Price $22.50
90	Rambus, Inc.	43,200
	Expiration January 2011, Exercise Price $25.00
77	Research In Motion Ltd.	66,220
	Expiration January 2011, Exercise Price $75.00
15	Research In Motion Ltd.	15,750
	Expiration January 2011, Exercise Price $70.00
4	Research In Motion Ltd.	2,600
	Expiration January 2011, Exercise Price $80.00
15	Research In Motion Ltd.	3,375
	Expiration January 2011, Exercise Price $100.00

The accompanying notes are an integral part of these financial statements.

	The Collar Fund
	PORTFOLIO OF INVESTMENTS
	April 30, 2010 (Continued)
Contracts	Security	Market Value
	SCHEDULE OF CALL OPTIONS WRITTEN (Continued)
60	Royal Bank of Canada	$ 27,600
	Expiration January 2011, Exercise Price $60.00
67	Safeway, Inc.	18,425
	Expiration January 2011, Exercise Price $22.50
20	SanDisk Corp.	45,500
	Expiration January 2011, Exercise Price $17.50
63	SanDisk Corp.	103,509
	Expiration January 2011, Exercise Price $25.00
98	SanDisk Corp.	123,480
	Expiration January 2011, Exercise Price $30.00
100	Silver Standard Resources, Inc.	20,000
	Expiration January 2011, Exercise Price $25.00
23	Sony Corp.	14,260
	Expiration January 2011, Exercise Price $30.00
24	Southwest Energy Co.	8,400
	Expiration January 2011, Exercise Price $45.00
40	STEC, Inc.	1,800
	Expiration January 2011, Exercise Price $30.00
77	Steel Dynamics, Inc.	6,699
	Expiration January 2011, Exercise Price $20.00
104	Suncor Energy, Inc.	40,040
	Expiration January 2011, Exercise Price $35.00
18	Suncor Energy, Inc.	3,780
	Expiration January 2011, Exercise Price $40.00
33	SunTrust Banks, Inc.	28,875
	Expiration January 2011, Exercise Price $22.50
56	Terex Corp.	45,360
	Expiration January 2011, Exercise Price $20.00
100	Tessera Technologies, Inc.	17,000
	Expiration January 2011, Exercise Price $25.00
15	Tessera Technologies, Inc.	1,275
	Expiration January 2011, Exercise Price $30.00
15	UnitedHealth Group, Inc.	5,925
	Expiration January 2011, Exercise Price $30.00
108	UnitedHealth Group, Inc.	21,924
	Expiration January 2011, Exercise Price $35.00
11	United States Steel Corp.	16,665
	Expiration January 2011, Exercise Price $45.00
109	United States Steel Corp.	106,275
	Expiration January 2011, Exercise Price $55.00
15	Urban Outfitters, Inc.	20,250
	Expiration January 2011, Exercise Price $25.00
55	Valero Energy Corp.	17,600
	Expiration January 2011, Exercise Price $20.00

The accompanying notes are an integral part of these financial statements.

	The Collar Fund
	PORTFOLIO OF INVESTMENTS
	April 30, 2010 (Continued)
Contracts	Security	Market Value
	SCHEDULE OF CALL OPTIONS WRITTEN (Continued)
26	Valero Energy Corp.	$ 5,330
	Expiration January 2011, Exercise Price $22.50
23	Wal-Mart Stores, Inc.	2,461
	Expiration January 2011, Exercise Price $60.00
69	Williams Co., Inc.	34,500
	Expiration January 2011, Exercise Price $20.00
21	Yahoo!, Inc.	3,381
	Expiration January 2011, Exercise Price $17.50
	TOTAL CALL OPTIONS WRITTEN
	(Proceeds - $ 2,621,367) (a)	$ 3,438,387

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes (including call options written)
is $28,226,256 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:
	Unrealized Appreciation:	$ 3,671,772
	Unrealized Depreciation:	(3,299,253)
	Net Unrealized Appreciation:	$ 372,519

The accompanying notes are an integral part of these financial statements.

The Collar Fund
STATEMENT OF ASSETS AND LIABILITIES
April 30, 2010

Assets:
Investments in Securities at Market Value (identified cost $30,847,623)	$ 32,037,162
Cash	2,427
Receivable for Fund Shares Sold	18,137
Dividends and Interest Receivable	14,661
Total Assets	32,072,387

Liabilities:
Call Options Written, at value (proceeds $2,621,367)	3,438,387
Payable for Fund Shares Repurchased	4,000
Accrued Advisory Fee	21,201
Total Liabilities	3,463,588

Net Assets (Unlimited shares of no par value authorized;
2,722,107 shares of beneficial interest outstanding)	$ 28,608,799

Net Asset Value, Offering and Redemption Price Per Share
($28,608,799 / 2,722,107 shares of beneficial interest outstanding)	$ 10.51

Composition of Net Assets:
At April 30, 2010, Net Assets consisted of:
Paid-in-Capital	$ 28,236,280
Net Unrealized Appreciation (Depreciation) on:
Investments	2,441,230
Options Purchased	(1,251,691)
Options Written	(817,020)
Net Assets	$ 28,608,799

The accompanying notes are an integral part of these financial statements.

The Collar Fund
STATEMENT OF OPERATIONS
For the Period Ended April 30, 2010**

Investment Income:
Dividend Income (Less $1,362 Foreign Taxes Withholding)	$ 76,632
Interest Income	244
Total Investment Income	76,876

Expenses:
Investment Advisory Fees	96,851

Net Investment Loss	(19,975)

Net Realized and Unrealized Gain on Investments:
Net Realized (Gain) Loss From:
Investments	14,052
Options Purchased	(6,135)
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	2,441,230
Options Purchased	(1,251,691)
Options Written	(817,020)
Net Realized and Unrealized Gain on Investments	380,436

Net Increase in Net Assets Resulting From Operations	$ 360,461

**Fund commenced operations on June 29, 2009.

The accompanying notes are an integral part of these financial statements.

The Collar Fund
STATEMENT OF CHANGES IN NET ASSETS
For the Period Ended April 30, 2010**

Operations:
Net Investment Loss	$ (19,975)
Net Realized Loss on Investments and Options Purchased & Written	7,917
Net Change in Unrealized Appreciation on
Investments and Options Purchased & Written	372,519
Net Increase in Net Assets
Resulting From Operations	360,461

Beneficial Interest Transactions:
Proceeds from Shares Issued (2,820,135 shares)	29,275,423
Cost of Shares Redeemed (98,028 shares)	(1,027,085)
Total Beneficial Interest Transactions	28,248,338

Increase in Net Assets	28,608,799

Net Assets:
Beginning of Period	-
End of Period	$ 28,608,799

**Fund commenced operations on June 29, 2009.

The accompanying notes are an integral part of these financial statements.

The Collar Fund
FINANCIAL HIGHLIGHTS
For the Period Ended April 30, 2010**

The table below sets forth financial data for one share of capital stock outstanding throughout the period.

Net Asset Value, Beginning of Period	$ 10.00
Increase (Decrease) From Operations:
Net investment income (loss) (a)	(0.02)
Net gain (loss) from securities
(both realized and unrealized)	0.53
Total from operations	0.51

Net Asset Value, End of Period	$ 10.51

Total Return (b)	5.10%

Ratios/Supplemental Data
Net assets, end of period (in 000's)	$ 28,609
Ratio of expenses to average net assets (c)	0.95%
Ratio of net investment income to average net assets (c)	(0.20)%
Portfolio turnover rate (d)	0.46%
__________

(a) Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the period.
(b) Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any. Total returns for periods less than one year are not annualized.
(c) Annualized.
(d) Not annualized.
**Fund commenced operations on June 29, 2009.

The accompanying notes are an integral part of these financial statements.

The Collar Fund

NOTES TO FINANCIAL STATEMENTS

April 30, 2010

1.

ORGANIZATION

The Collar Fund (the “Fund”) is a series of shares of beneficial interest of the Northern Lights Fund Trust (the “Trust”), a Delaware statutory trust organized on January 19, 2005.  The Fund is registered under the Investment Company Act of 1940, as amended, (the “1940 Act”), as a diversified, open-end management investment company.  The investment objective of the Fund is capital appreciation and income. The Fund commenced operations on June 29, 2009.

2.

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements.  These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

Security Valuation – The Fund’s securities are valued at the last sale price on the exchange in which such securities are primarily traded, as of the close of business on the day the securities are being valued. In the absence of a sale on the primary exchange, a security shall be valued at the last bid on the primary exchange.  NASDAQ traded securities are valued using the NASDAQ Official Closing Price (“NOCP”).  Exchange traded options, futures and options on futures are valued at the settlement price determined by the exchange.  Short-term investments that mature in 60 days or less are valued at amortized cost, provided such valuations represent fair value.

Securities for which current market quotations are not readily available or for which quotations are not deemed to be representative of market values are valued at fair value as determined in good faith by or under the direction of the Trust’s Board of Trustees (the “Board”) in accordance with the Trust’s Portfolio Securities Valuation Procedures (the “Procedures”).  The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security.

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The Collar Fund

NOTES TO FINANCIAL STATEMENTS

April 30, 2010 (Continued)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following tables summarize the inputs used as of April 30, 2010 for the Fund’s assets and liabilities measured at fair value:

Assets	Level 1	Level 2	Level 3 *	Total
Common Stocks	$ 23,936,267	$ -	$ -	$ 23,936,267
Put Options	1,664,087	-	-	1,664,087
Money Market Fund	6,436,808	-	-	6,436,808
Total	$ 32,037,162	$ -	$ -	$ 32,037,162

Liabilities	Level 1	Level 2	Level 3	Total
Call Options Written	$ 3,438,387	$ -	$ -	$ 3,438,387
Total	$ 3,438,387	$ -	$ -	$ 3,438,387

                                                            *The Fund did not hold any Level 3 securities during the period.

Security Transactions and Investment Income – Investment security transactions are accounted for on a trade date basis.  Cost is determined and gains and losses are based upon the specific identification method for both financial statement and federal income tax purposes.  Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis.  Purchase discounts and premiums on securities are accreted and amortized over the life of the respective securities.

Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

Option Transactions – The Fund is subject to equity price risk in the normal course of pursuing its investment objective and may purchase or sell options to help hedge against risk.  When the Fund writes a call option, an amount equal to the premium received is included in the statement of assets and liabilities as a liability.  The amount of the liability is subsequently marked-to-market to reflect the current market value of the option.  If an option expires on its stipulated expiration date or if the Fund enters into a closing purchase transaction, a gain or loss is realized.  If a written call option is exercised, a gain or loss is realized for the sale of the underlying security and the proceeds from the sale are increased by the premium originally received.  As writer of an option, the Fund has no control over whether the option will be exercised and, as a result, retains the market risk of an unfavorable change in the price of the security underlying the written option.

The Fund may purchase put and call options.  Put options are purchased to hedge against a decline in the value of securities held in the Fund’s portfolio.  If such a decline occurs, the put options will permit the Fund to sell the securities underlying such options at the exercise price, or to close out the options at a profit.  The premium paid for a put or call option plus any transaction costs will reduce the benefit, if any, realized by the Fund upon exercise of the option, and, unless the price of the underlying security rises or declines sufficiently, the option may expire worthless to the Fund.  In addition, in the event that the price of the security in connection with which an option was purchased moves in a direction favorable to the Fund, the benefits realized by the Fund as a result of such favorable movement will be reduced by the amount of the premium paid for the option and related transaction costs.  Written and purchased options are non-income producing securities.  With purchased options, there is minimal counterparty risk to the Fund since these options are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded options, guarantees against a possible default.

The Collar Fund

NOTES TO FINANCIAL STATEMENTS

April 30, 2010 (Continued)

As of April 30, 2010, the amount of unrealized depreciation and realized loss on option contracts subject to equity price risk amounted to $2,068,711 and $6,135, respectively.  Such figures can be found on the Statement of Assets & Liabilities and Statement of Operations.

Expenses – Expenses of the Trust that are directly identifiable to a specific Fund are charged to that Fund.  Expenses, which are not readily identifiable to a specific Fund, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and will distribute all of its taxable income, if any, to shareholders.  Accordingly, no provision for Federal income taxes is required in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is “more likely than not” to be sustained assuming examination by tax authorities.  Management has reviewed the tax positions expected to be taken for the Fund’s tax year ended April 30, 2010, and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions.  The Fund identifies its major tax jurisdictions as U.S. Federal and Nebraska State.  The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations. During the period ended April 30, 2010, the Fund did not incur any interest or penalties.

Distributions to Shareholders – Distributions from investment income, if any, are declared and paid at least annually and are recorded on the ex-dividend date.  The Fund will declare and pay net realized capital gains, if any, annually.  The character of income and gains to be distributed is determined in accordance with income tax regulations, which may differ from accounting principles generally accepted in the United States of America.

Indemnification – The Trust indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Trust.  Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities.  The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.  However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

3.

ADVISORY FEE AND OTHER RELATED PARTY TRANSACTIONS

Advisory Fees – Pursuant to the Investment Advisory Agreement (the “Advisory Agreement”), investment advisory services are provided to the Fund by Summit Portfolio Advisors, LLC. (the “Adviser”).  The Adviser pays all expenses of the Fund, except for the fee payments under the Investment Advisory Agreement, brokerage expenses, taxes, interest, dividend expense on securities sold short, fees and expenses of other investment companies in which the Fund invests, and extraordinary or non-recurring expenses such as litigation.  Under the terms of the Advisory Agreement, the Adviser receives monthly fees calculated at an annual rate of 0.95% of the average daily net assets of the Fund.  For the period ended April 30, 2010, the Adviser earned advisory fees of $96,851.

4.

INVESTMENT TRANSACTIONS

The cost of purchases and proceeds from the sale of securities, other than short-term securities, for the period ended April 30, 2010 amounted to $21,532,999 and $52,014, respectively.

The Collar Fund

NOTES TO FINANCIAL STATEMENTS

April 30, 2010 (Continued)

Transactions in option contracts written during the period ended April 30, 2010 were as follows:

	Contracts	Premium
Outstanding at Beginning of Period	-	$ -
Options written	6,499	2,629,382
Options exercised	(11)	(8,015)
Outstanding at End of Period	6,488	$ 2,621,367

5.

TAX COMPONENTS OF CAPITAL

As of April 30, 2010, the components of accumulated earnings/ (deficit) on a tax basis were as follows:

Permanent book and tax differences, primarily attributable to the tax treatment of short-term capital gains and net operating losses, resulted in reclassification for the period ended April 30, 2010 as follows: a decrease in paid-in-capital of $12,058; a decrease in undistributed net investment loss of $19,975 and a decrease in accumulated net realized gain on investments of $7,917.

6.

NEW ACCOUNTING PRONOUNCEMENTS

In January 2010, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2010-06 “Improving Disclosures about Fair Value Measurements”.  ASU 2010-06 amends FASB Accounting Standards Codification Topic 820, Fair Value Measurements and Disclosures, to require additional disclosures regarding fair value measurements.  Certain disclosures required by ASU No. 2010-06 are effective for interim and annual reporting periods beginning after December 15, 2009, and other required disclosures are effective for fiscal years beginning after December 15, 2010, and for interim periods within those fiscal years.  Management is currently evaluating the impact ASU No. 2010-06 will have on its financial statement disclosures.

7.

SUBSEQUENT EVENTS

The Fund is required to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the Statement of Assets and Liabilities.  For non-recognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Fund is required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made.  Management has evaluated subsequent events through the issuance of these financial statements and has noted no such events.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees

Northern Lights Fund Trust and

Shareholders of

The Collar Fund

We have audited the accompanying statement of assets and liabilities of The Collar Fund, a series of Northern Lights Fund Trust (the “Trust”), including the portfolio of investments, as of April 30, 2010, and the related statement of operations, the statement of changes in net assets and the financial highlights for the period June 29, 2009 (commencement of operations) through April 30, 2010. These financial statements and financial highlights are the responsibility of the Trust’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Trust is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of April 30, 2010, by correspondence with the custodian. We believe that our audit provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of The Collar Fund as of April 30, 2010, the results of its operations, the change in its net assets and the financial highlights for the period June 29, 2009 (commencement of operations) through April 30, 2010, in conformity with accounting principles generally accepted in the United States of America.

TAIT, WELLER & BAKER LLP

Philadelphia, Pennsylvania

June 29, 2010

The Collar Fund

SUPPLEMENTAL INFORMATION

April 30, 2010 (Unaudited)

This chart provides information about the Trustees and Officers who oversee the Fund.  Officers elected by the Trustees manage the day-to-day operations of the Fund and execute policies formulated by the Trustees.  The term of office of each Trustee listed below will continue indefinitely. Unless otherwise noted, the address of each Trustee and Officer is 4020 South 147th Street, Suite 2, Omaha, Nebraska 68137.

Independent Trustees
Name (Age) Address Position held with the Fund Principal Occupations and Other Directorships During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee*
L. Merill Bryan ** (65) Trustee since 2005 Retired. Formerly, Senior Vice President and Chief Information Officer of Union Pacific Corporation (a railroad company) (1966-2005) Other Directorships: AdvisorOne Funds (10 portfolios)	48
Anthony J. Hertl (59) Trustee since 2005 Consultant to small and emerging businesses (since 2000). Other Directorships: AdvisorOne Funds (10 portfolios); Satuit Capital Management Trust; The Z-Seven Fund, Inc. and Greenwich Advisors Trust	48
Gary W. Lanzen (55) Trustee since 2005 Chief Investment Officer (since 2006); President, Orizon Investment Counsel, LLC (2000-2006); Partner, Orizon Group, Inc. (a financial services company) (since 2000). Other Directorships: AdvisorOne Funds (10 portfolios)	48
Mark H. Taylor (45) Trustee since 2007 Professor, Department of Accountancy, Weatherhead School of Management, Case Western Reserve University (since 2009); Professor, John P. Begley Endowed Chair in Accounting, Creighton University (2002 – 2009); Member Auditing Standards Board, AICPA (since 2008). Other Directorships: Lifetime Achievement Mutual Fund (LFTAX) (Director and Audit Committee Chairman)	48
Interested Trustees and Officers
Michael Miola*** (57) Trustee since 2005 Co-Owner and Co-Managing Member of NorthStar Financial Services Group, LLC; Manager of Gemini Fund Services, LLC; Orion Advisor Services, LLC, CLS Investments, LLC, Gemcom, LLC and Northern Lights Compliance Services, LLC (since 2003). Other Directorships: AdvisorOne Funds (10 portfolios); Constellation Trust Co.	48

The Collar Fund

SUPPLEMENTAL INFORMATION

April 30, 2010 (Unaudited) (Continued)

Interested Trustees and Officers (Continued)
Name (Age) Address Position held with the Fund Principal Occupations and Other Directorships During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee*

Andrew Rogers (40)

450 Wireless Blvd.; Hauppauge, NY  11788

President since 2006

President and Manager, Gemini Fund Services, LLC (since 2006), formerly Senior Vice President and Director of Administration (2001 - 2005); Formerly Manager, Northern Lights Compliance Services, LLC (2006 – 2008); Manager (since 2006) and President (since 2004), GemCom LLC.

Other Directorships: N/A

N/A

Emile R. Molineaux (47)

450 Wireless Blvd.; Hauppauge, NY  11788

Secretary since 2005

General Counsel, CCO and Senior Vice President, Gemini Fund Services, LLC; Secretary and CCO, Northern Lights Compliance Services, LLC;  (since 2003); In-house Counsel, The Dreyfus Funds (1999 – 2003).

Other Directorships: N/A

N/A

Kevin E. Wolf (40)

450 Wireless Blvd.; Hauppauge, NY  11788

Treasurer since 2006

Executive Vice President and Director of Fund Administration, Gemini Fund Services, LLC (since 2008); Vice President, Fund Administration, Gemini Fund Services, LLC (2004 - 2008); Vice-President, GemCom, LLC (since 2004).

Other Directorships: N/A

N/A

Lynn Bowley (51)

Chief Compliance Officer since 2007

Compliance Officer of Northern Lights Compliance Services, LLC (since 2007); Vice President of Investment Support Services for Mutual of Omaha Companies (2002 – 2006).

Other Directorships: N/A

N/A

* The term “Fund Complex” refers to the Northern Lights Fund Trust and the Northern Lights Variable Trust.

** From December 2006 through April 2007, L. Merill Bryan, an Independent Trustee of the Trust, invested $143,080 in a limited liability company (the "LLC").  This investment is required to be disclosed because one of the other members of the LLC is under common control with the Fund’s distributor.  As of May 2007, Mr. Bryan is no longer a member of the LLC.

*** Michael Miola is an “interested person” of the Trust as that term is defined under the 1940 Act, because of his affiliation with Gemini Fund Services, LLC, (the Trust’s Administrator, Fund Accountant, Transfer Agent) and Northern Lights Distributors, LLC (the Fund’s Distributor).

The Fund’s Statement of Additional Information includes additional information about the Trustees and is available free of charge, upon request, by calling toll-free at 1-888-5-COLLAR (1-888-526-5527).

The Collar Fund

EXPENSE EXAMPLES

April 30, 2010 (Unaudited)

As a shareholder of The Collar Fund, you incur the ongoing costs of management fees.  This example is intended to help you understand your ongoing costs (in dollars) of investing in The Collar Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2009 through April 30, 2010.

Actual Expenses

The “Actual Expenses” line in the table below provides information about actual account values and actual expenses.  You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as contingent deferred sales charges (loads), or redemption fees.  Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 11/01/09	Ending Account Value 4/30/10	Expense Paid During Period* 11/01/09 - 4/30/10
Actual
The Collar Fund	$1,000.00	$1,032.42	$4.79
Hypothetical (5% return before expenses)
The Collar Fund	$1,000.00	$1,020.08	$4.76

* Expenses Paid During Period are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio of 0.95% multiplied by the number of days in the period (181) divided by the number of days in the fiscal year (365).

NOTICE OF PRIVACY POLICY & PRACTICES

Your privacy is important to us.  The Fund is committed to maintaining the confidentiality, integrity, and security of your personal information.  When you provide personal information, the Fund believes that you should be aware of policies to protect the confidentiality of that information.

The Fund collects the following nonpublic personal information about you:

•

Information we receive from you on or in applications or other forms, correspondence, or conversations, including, but not limited to, your name, address, phone number, social security number, assets, income, and date of birth; and

•

Information about your transactions with us, our affiliates, or others, including, but not limited to, your account number and balance, payments history, parties to transactions, cost basis information, and other financial information.

The Fund does not disclose any nonpublic personal information about our current or former shareholders to affiliated or nonaffiliated third parties, except as permitted by law.  For example, the Fund is permitted by law to disclose all of the information we collect, as described above, to our transfer agent to process your transactions.  Furthermore, the Fund restricts access to your nonpublic personal information to those persons who require such information to provide products or services to you.  The Fund maintains physical, electronic, and procedural safeguards that comply with applicable federal and state standards to guard your nonpublic personal information.

In the event that you hold shares of the Fund through a financial intermediary, including, but not limited to, a broker-dealer, bank, or trust company, the privacy policy of your financial intermediary would govern how your nonpublic personal information would be shared with affiliated or non-affiliated third parties.

The Privacy Policy is not part of these Financial Statements

Adviser	Summit Portfolio Advisors, LLC P.O. Box 837 Denver, Colorado 80201
Distributor	Northern Lights Distributors, LLC 4020 South 147th Street Omaha, Nebraska 68137
Legal Counsel	Thompson Hine LLP 312 Walnut Street, 14th Floor Cincinnati, Ohio 45202-4089
Transfer Agent	Gemini Fund Services, LLC 4020 South 147th Street, Suite 2 Omaha, NE 68137
Custodian	Union Bank, National Association 350 California Street 6th Floor San Francisco, California 94104

PROXY VOTING POLICY

Information regarding how the Fund voted proxies relating to portfolio securities for the most recent twelve month period ended June 30 as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies is available without charge, upon request, by calling 1-888-5-COLLAR (1-888-526-5527) or by referring to the Security and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330). The information on Form N-Q is available without charge, upon request, by calling 1-888-5-COLLAR (1-888-526-5527).

Item 2. Code of Ethics.

(a)

As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)

For purposes of this item, “code of ethics” means written standards that are reasonably designed to deter wrongdoing and to promote:

(1)

Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

(2)

Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

(3)

Compliance with applicable governmental laws, rules, and regulations;

(4)

The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

(5)

Accountability for adherence to the code.

(c)

Amendments:  During the period covered by the report, there have not been any amendments to the provisions of the code of ethics.

(d)

Waivers:  During the period covered by the report, the registrant has not granted any express or implicit waivers from the provisions of the code of ethics.

(e)         The Code of Ethics is not posted on Registrant’ website.

(f)          A copy of the Code of Ethics is attached as an exhibit.

Item 3. Audit Committee Financial Expert.

 (a) The Registrant’s board of trustees has determined that Anthony J. Hertl is an audit committee financial expert, as defined in Item 3 of Form N-CSR.  Mr. Hertl is independent for purposes of this Item

Item 4. Principal Accountant Fees and Services.

(a)

Audit Fees

2010 - $12,500

2009 – N/A

(b)

Audit-Related Fees

2010 – None

2009 – N/A

(c)

Tax Fees

2010 – $3,000

2009 – N/A

Preparation of Federal & State income tax returns, assistance with calculation of required income, capital gain and excise distributions and preparation of Federal excise tax returns.

(d)

All Other Fees

2010 - None

2009 – N/A

 (e)

(1)

Audit Committee’s Pre-Approval Policies

The registrant’s Audit Committee is required to pre-approve all audit services and, when appropriate, any non-audit services (including audit-related, tax and all other services) to the registrant.  The registrant’s Audit Committee also is required to pre-approve, when appropriate, any non-audit services (including audit-related, tax and all other services) to its adviser, or any entity controlling, controlled by or under common control with the adviser that provides ongoing services to the registrant, to the extent that the services may be determined to have an impact on the operations or financial reporting of the registrant.  Services are reviewed on an engagement by engagement basis by the Audit Committee.

(2)

Percentages of Services Approved by the Audit Committee

2010

2009

Audit-Related Fees:

0.00%

0.00%

Tax Fees:

0.00%

0.00%

All Other Fees:

0.00%

0.00%

(f)

During the audit of registrant’s financial statements for the most recent fiscal year, less than 50 percent of the hours expended on the principal accountant’s engagement were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

(g)

The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant:

2010 - $3,000

2009 – N/A

(h)

The registrant’s audit committee has considered whether the provision of non-audit services to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant, that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, is compatible with maintaining the principal accountant’s independence.

Item 5. Audit Committee of Listed Companies.  Not applicable to open-end investment companies.

Item 6.  Schedule of Investments.  Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable to open-end investment companies.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.  Not applicable to open-end investment companies.

Item 9.  Purchases of Equity Securities by Closed-End Funds.  Not applicable to open-end investment companies.

Item 10.  Submission of Matters to a Vote of Security Holders.  None

Item 11.  Controls and Procedures.

(a)

Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)

There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)

Code of Ethics filed herewith.

(a)(2)

Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3)

Not applicable for open-end investment companies.

(b)

Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust

By (Signature and Title)

/s/Andrew B. Rogers

       Andrew B. Rogers, President

Date

7/8/10

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/Andrew B. Rogers

        Andrew B. Rogers, President

Date

7/8/10

By (Signature and Title)

/s/Kevin Wolf

       Kevin Wolf, Treasurer

Date

7/8/10